Other Long-term Liabilities (Details) - Schedule of Other Long-Term Liabilities € in Thousands, $ in Thousands		Dec. 31, 2023 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 EUR (€)
Schedule of Other Long Term Liabilities [Abstract]
Warrants Liability (see Note 16)		€ 84		€ 329
Other liabilities	[1]	793		1,626
Liabilities for employee’s benefits		62		66
Total Other Long-term Liabilities		€ 939	$ 1,039	€ 2,021

[1]	Represents the long-term portion of the potential liability in connection with the acquisition of rights in the Manara PSP. See Note 6B.